Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
March 31, 2026
VIPFLI-I-NPRT1-0526
1.830289.120
Bond Funds - 58.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	131,555	1,203,731
Fidelity International Bond Index Fund (a)	33,485	306,386
Fidelity Long-Term Treasury Bond Index Fund (a)	13,311	122,464
VIP High Income Portfolio - Investor Class (a)	19,551	94,627
VIP Investment Grade Bond II Portfolio - Investor Class (a)	303,292	2,872,176
TOTAL BOND FUNDS (Cost $4,765,473)		4,599,384

Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,096	129,099
VIP Contrafund Portfolio - Investor Class (a)	3,073	170,197
VIP Equity Income Portfolio - Investor Class (a)	4,545	135,583
VIP Growth & Income Portfolio - Investor Class (a)	5,770	187,577
VIP Growth Portfolio - Investor Class (a)	3,106	283,542
VIP Mid Cap Portfolio - Investor Class (a)	1,125	43,386
VIP Value Portfolio - Investor Class (a)	4,832	95,583
VIP Value Strategies Portfolio - Investor Class (a)	2,840	47,512
TOTAL DOMESTIC EQUITY FUNDS (Cost $806,685)		1,092,479

International Equity Funds - 15.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	23,554	379,919
VIP Overseas Portfolio - Investor Class (a)	31,231	819,489
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $870,929)		1,199,408

Money Market Funds - 12.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $950,404)	3.44	950,404	950,404

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,393,491)	7,841,675
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	7,841,676

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	93,090	24,667	4,104	-	58	15,388	129,099	1,096
Fidelity Inflation-Protected Bond Index Fund	1,248,051	14,491	63,029	-	(3,963)	8,181	1,203,731	131,555
Fidelity International Bond Index Fund	285,931	29,080	7,755	-	(28)	(842)	306,386	33,485
Fidelity Long-Term Treasury Bond Index Fund	236,440	1,642	114,655	1,642	(12,402)	11,439	122,464	13,311
VIP Contrafund Portfolio - Investor Class	153,426	31,456	4,164	1,704	(19)	(10,502)	170,197	3,073
VIP Emerging Markets Portfolio - Investor Class	313,224	71,289	10,283	5,546	1,568	4,121	379,919	23,554
VIP Equity Income Portfolio - Investor Class	124,423	14,355	6,131	1,141	72	2,864	135,583	4,545
VIP Government Money Market Portfolio - Investor Class	1,144,817	9,298	203,711	9,298	-	-	950,404	950,404
VIP Growth & Income Portfolio - Investor Class	170,784	26,425	6,306	2,107	70	(3,396)	187,577	5,770
VIP Growth Portfolio - Investor Class	254,518	50,694	6,891	-	(217)	(14,562)	283,542	3,106
VIP High Income Portfolio - Investor Class	97,672	1,368	4,418	-	68	(63)	94,627	19,551
VIP Investment Grade Bond II Portfolio - Investor Class	3,069,656	12,251	211,011	963	(9,512)	10,792	2,872,176	303,292
VIP Mid Cap Portfolio - Investor Class	39,042	4,383	1,679	298	65	1,575	43,386	1,125
VIP Overseas Portfolio - Investor Class	686,798	188,210	19,795	11,208	(350)	(35,374)	819,489	31,231
VIP Value Portfolio - Investor Class	86,890	8,662	2,490	979	31	2,490	95,583	4,832
VIP Value Strategies Portfolio - Investor Class	43,066	4,433	2,756	-	199	2,570	47,512	2,840
	8,047,828	492,704	669,178	34,886	(24,360)	(5,319)	7,841,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.